Convertible Preferred Shares - Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 29, 2023	Dec. 31, 2023
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	9,465,755	132,057,583
Subscription price total	$ 6,000	$ 6,000
Series A One Preferred Stock [Member] | July 26, 2016 to July 28, 2016 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	6,310,503	88,038,389
Subscription price per share	$ 0.6338	$ 0.04543
Subscription price total	$ 4,000	$ 4,000
Series A One Preferred Stock [Member] | January 31, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	3,155,252	44,019,194
Subscription price per share	$ 0.6338	$ 0.04543
Subscription price total	$ 2,000	$ 2,000
Series A Two Preferred Stock [Member] | July 21, 2017 to July 25, 2017 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	5,259,170	73,371,157
Subscription price per share	$ 0.713	$ 0.05111
Subscription price total	$ 3,750	$ 3,750
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	21,313,959	297,352,949
Subscription price total	$ 99,000	$ 99,000
Series B Preferred Shares [Member] | September 19, 2018 to December 27, 2018 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	18,687,400	260,709,579
Subscription price per share	$ 4.6443	$ 0.3329
Subscription price total	$ 86,800	$ 86,800
Series B Preferred Shares [Member] | January 8, 2019 to March 25, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	2,626,559	36,643,370
Subscription price per share	$ 4.6443	$ 0.3329
Subscription price total	$ 12,200	$ 12,200
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	18,382,073	256,449,944
Subscription price total	$ 124,250	$ 124,250
Series C Preferred Shares [Member] | September 10, 2020 to September 30, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	10,156,372	141,692,465
Subscription price per share	$ 6.7593	$ 0.4845
Subscription price total	$ 68,650	$ 68,650
Series C Preferred Shares [Member] | October 5, 2020 to November 5, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	8,225,701	114,757,479
Subscription price per share	$ 6.7593	$ 0.4845
Subscription price total	$ 55,600	$ 55,600